Income Taxes	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
Income taxes

20.  Income taxes

The reconciliation of income tax expense for the years ended December 31, 2021 and 2020 consists of the following:

	2021	2020
	$	$
Loss from continuing operations before income taxes	(33,937,956)	(28,452,232)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(8,993,558)	(7,539,841)
Permanent differences	3,758,401	2,235,657
Book to filing adjustments	75,474	(1,545,244)
Share issuance cost booked directly to equity	(377,378)	(584,538)
Foreign exchange	(120)	(370,457)
Change in tax benefits not recognized	5,537,181	7,804,423
	-	-

Deferred taxes reflect the tax effects of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax liabilities as at December 31, 2021 and 2020 are comprised of the following:

	2021	2020
	$	$
Other investments	-	-
Capital losses carried forward	-	-
Total	-	-

Deferred tax assets have not been recognized in respect of the following temporary differences as at December 31, 2021 and 2020:

	2021	2020
	$	$
Non-capital losses - Canada	63,216,617	44,897,393
Net-operating loss - US	5,111,610	5,032,915
Unrealized foreign exchange loss	94,733	94,733
Share-issuance costs	3,349,261	3,419,003
Other investments	5,308,027	4,449,544
IFRS 16	87,050	125,962
Property, plant and equipment	167,653	88,248
Total	77,334,951	58,107,798

The Company's Canadian non-capital income tax losses expire as follows:

$
2038	6,471,979
2039	11,464,501
2040	23,261,185
2041	22,018,952
63,216,617

The company has cumulative US federal net operating loss carryforwards of approximately $5.11 million which will start to expire in 2026. Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership pursuant to United States Internal Revenue Code ("IRC") § 382, and similar state provisions. As a result of the acquisition of Prismic on June 28, 2019, the preacquisition net operating loss carryforwards of approximately $4.93 million could be subject to IRC § 382 limitation as the acquisition could constitute a change of ownership.